Fees Summary	Jul. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 487,466.71
Previously Paid Amount	0
Total Fee Amount	74.63
Total Offset Amount	0
Net Fee	$ 74.63